Operating expenses and other operating income - Schedule of other operating income and expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Gain on sale of property, plant and equipment		€ 22	€ 95	€ 139
Gain on sale of associated companies		0	192	0
Gain on sale of businesses		0	70	29
Other		20	28	56
Total	[1]	42	385	224
Other operating expenses
Changes in provisions		4	(8)	37
Expected credit losses on trade receivables		45	122	(5)
Foreign exchange gains on hedging forecasted sales and purchases		81	23	94
Other		(18)	(32)	(23)
Total		112	105	103
Accumulated impairment | Total net receivables | Credit risk
Other operating expenses
Expected credit losses on trade receivables		€ (50)	(137)	€ (16)
Accumulated impairment | Total net receivables | Financial instruments credit-impaired | Credit risk
Other operating expenses
Increase (decrease) through modification of contractual cash flows, financial assets			€ 111

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.